LINE OF CREDIT (10K)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Line Of Credit Facility [Abstract]
LINE OF CREDIT
5. LINE OF CREDIT

During the fiscal year ended June 30, 2016, the Company entered into a Loan and Security Agreement and other ancillary documents (as amended, the “Heritage Loan Documents”) with Heritage Bank of Commerce (“Heritage Bank”), providing for a secured asset-based revolving line of credit in an amount of up to $12.0 million (the “Heritage Line of Credit”) at an interest rate calculated based on the Federal Reserves’ Prime, which was 3.75% at March 31, 2017, plus 2.25%. The Heritage Line of Credit and the Company’s obligations under the Heritage Loan Documents are secured by substantially all of the Company’s assets, including its intellectual property.

During March 2017, the Company entered into the third amendment with Heritage Bank that  extended the  maturity date of the Heritage Line of Credit from March 29, 2017 to September 30, 2018. The Company paid a toal of $90 thousand in deferred financing costs.

At the time of maturity, all outstanding advances under the Heritage Line of Credit as well as any unpaid interest are due and payable. Prior to maturity of the Heritage Line of Credit, the Company may prepay amounts due under the Heritage Line of Credit without penalty, and subject to the terms of the Heritage Loan Documents, may re-borrow any such amounts.

The Heritage Loan Documents contain customary representations and warranties and affirmative and negative covenants applicable to the Company. The Heritage Loan Documents also require the Company to achieve a minimum Adjusted EBITDA, as defined in the Heritage Loan Documents, measured on a quarterly basis; that the number of the Company’s connections as of the end of each fiscal quarter shall not decrease below a specified number or by more than five percent as compared to the number of the Company’s connections as of the end of the immediately prior fiscal quarter; and that the Company shall maintain a minimum balance of unrestricted cash at Heritage Bank.

The balance due on the Heritage Line of Credit was $7.0 million at March 31, 2017 and $7.1 million at June 30, 2016.  Included in the Heritage Line of Credit balance is $90 thousand of unamortized debt issuance costs, which is reflected in our net liability of $7.0 million for the quarter ending March 31, 2017.  As of March 31, 2017, $5.0 million was available under our line of credit. Interest expense on the line of credit was approximately $100 thousand and $300 thousand for the three and nine months ended March 31, 2017, respectively.

9. LINE OF CREDIT

On January 15, 2016, the Company and Avidbank Corporate Finance, a division of Avidbank (“Avidbank”) entered into a Fifteenth Amendment (the “Amendment”) to the Loan and Security Agreement (as amended, the “Avidbank Loan Agreement”) previously entered into between them. The Avidbank Loan Agreement provided for a secured asset-based revolving line of credit facility (the “Avidbank Line of Credit”) of up to $7.0 million. The outstanding balance of the amounts advanced under the Avidbank Line of Credit bear interest at 2% above the prime rate as published in The Wall Street Journal or five percent (5%), whichever is higher. Avidbank also made a three-year term loan to the Company in the principal amount of $3.0 million (the “Term Loan”). The Term Loan was used by the Company to repay to Avidbank an advance that had been made to the Company under the Avidbank Line of Credit in December 2015, and which had been used by the Company to pay for the VendScreen business. The Term Loan provides that interest only is payable monthly during year one, interest and principal is payable monthly during years two and three, and all outstanding principal and accrued interest is due and payable on the third anniversary of the Term Loan. The Term Loan bears interest at an annual rate equal to 1.75% above the prime rate as published from time to time by The Wall Street Journal, or five percent (5%), whichever is higher. The Amendment increased the amount available under the Avidbank Line of Credit to $7.5 million less the amount then outstanding under the Term Loan.

On March 29, 2016, the Company entered into a Loan and Security Agreement and other ancillary documents (the “Heritage Loan Documents”) with Heritage Bank of Commerce (“Heritage Bank”), providing for a secured asset-based revolving line of credit in an amount of up to $12.0 million (the “Heritage Line of Credit”).

The Company utilized approximately $7.0 million under the Heritage Line of Credit to satisfy the existing Avidbank Line of Credit and related Term Loan, and approximately $80 thousand under the Heritage Line of Credit to pay closing fees, recorded as a debt discount, of Heritage Bank. The amount of advances remaining available to the Company under the Heritage Line of Credit as of June 30, 2016 was approximately $4.8 million.

The Heritage Loan Documents provide that the aggregate amount of advances under the Heritage Line of Credit shall not exceed the lesser of (i) $12.0 million, or (ii) eighty-five percent (85%) of license and transaction fee revenue (as is reflected as such in the Company’s consolidated statement of operations) for the preceding three (3) calendar months.

The outstanding daily balance of the amounts advanced under the Heritage Line of Credit will bear interest at 2.25% above the prime rate as published from time to time in The Wall Street Journal. At June 30, 2016, this prime rate was 3.50%. Interest is payable by the Company to Heritage Bank on a monthly basis.

The Heritage Line of Credit and the Company’s obligations under the Heritage Loan Documents are secured by substantially all of the Company’s assets, including its intellectual property.

The maturity date of the Heritage Line of Credit is March 29, 2017. At the time of maturity, all outstanding advances under the Heritage Line of Credit as well as any unpaid interest are due and payable. Prior to maturity of the Heritage Line of Credit, the Company may prepay amounts due under the Heritage Line of Credit without penalty, and subject to the terms of the Heritage Loan Documents, may re-borrow any such amounts.

The Heritage Loan Documents contain customary representations and warranties and affirmative and negative covenants applicable to the Company. The Heritage Loan Documents also require the Company to achieve a minimum Adjusted EBITDA, as defined in the Heritage Loan Documents, measured on a quarterly basis. The Heritage Loan Documents also require that the number of the Company’s connections as of the end of each fiscal quarter shall not decrease by more than five percent as compared to the number of the Company’s connections as of the end of the immediately prior fiscal quarter. As of June 30, 2016, the Company was not in compliance with the minimum Adjusted EBITDA provision of the debt covenant. The Company received a waiver from its bank for the covenant default.

The Heritage Loan Documents also contain customary events of default, including, among other things, payment defaults, breaches of covenants, and bankruptcy and insolvency events, subject to grace periods in certain instances. Upon an event of default, Heritage Bank may declare all of the outstanding obligations of the Company under the Heritage Line of Credit and Heritage Loan Documents to be immediately due and payable, and exercise any other rights provided for under the Heritage Loan Documents, including foreclosing on the collateral securing the Heritage Loan Documents. In connection with the Heritage Loan Documents, the Company issued to Heritage Bank warrants to purchase up to 23,978 shares of common stock of the Company at an exercise price of $5.00 per share. The warrants are exercisable at any time through March 29, 2021 subject to earlier termination in the event of a business combination (as defined in the Heritage Loan Documents).

The fair value of the warrants of $52 thousand was charged against the current obligation under the line of credit and amortized as interest expense on a straight-line basis over 12 months. The Black-Sholes method was used to calculate fair value of the warrants.

The balance due on the Heritage line of credit was $7.2 million at June 30, 2016 and the balance due on the Avidbank line of credit was $4.0 million at June 30, 2015. As of June 30, 2016, $4.8 million was available under our line of credit.

($ in thousands)	For year ended June 30,
	2016	2015
Principal balance at period-end	$7,217	$4,000
Unamortized discount	(98)	-
Line of credit, net	$7,119	$4,000
Maximum amount outstanding at any month end	$7,217	$5,000
Average balance outstanding during the period	$4,959	$4,100
Weighted-average interest rate:
As of the period-end	5.8%	5.3%
Paid during the period	5.5%	5.3%

Interest expense on the Line of Credit was approximately $260 thousand, $211 thousand and $221 thousand during each of the years ended June 30, 2016, 2015 and 2014 respectively.